PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES	12 Months Ended
Dec. 31, 2022
PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES
PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES

NOTE 13 - PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES

Short term provisions

	2022	2021

Provision for settlement of legal proceedings (*)	260,375	—
Provision for Competition Authority penalty (**)	95,643	209,484
Provision for Turkish Capital Markets Board fee (***)	23,745	—
Provision for legal disputes (****)	15,262	8,045

	395,025	217,529

(*) On 28 September 2021, a shareholder filed a putative class action complaint against the Company, members of the Company’s management and Board, and various other defendants in the Supreme Court of the State of New York. The case is pending in the Supreme Court of the State of New York in the United States. The plaintiff asserts cause of action against the Company and the other defendants for alleged violations of the Securities Act of 1933, as amended, based on allegedly misleading statements in the Registration Statement and Prospectus the Company filed with the U.S. Securities and Exchange Commission in connection with its initial public offering in the U.S..

On 21 October 2021, alleged holder of Company’s American Depositary Shares’ filed a putative class action complaint against the Company, members of the Company’s management and Board, and various other defendants in the United States District Court for the Southern District of New York. The case is pending in the United States District Court for the Southern District of New York. The plaintiff asserts cause of action against the Company and the other defendants for alleged violations of the Securities Act of 1933, as amended, based on allegedly misleading statements in the Registration Statement and Prospectus the Company filed with the U.S. Securities and Exchange Commission in connection with its initial public offering in the U.S..

As at 31 December 2021, the cases were at a very early stage. At that time, the Company and it’s legal advisors concluded that, due to the uncertainty as to the final outcome of the litigation, no provision should be recognized in the consolidated financial statements as at 31 December 2021.

After negotiations, the parties agreed to a settlement with no admission of liability on 2 December 2022, pursuant to which the Group agreed to pay TRY260,375 thousand (USD13,900 thousand) to resolve both actions in their entirety and provision is recognized in the consolidated financial statements.

NOTE 13 - PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES (Continued)

Short term provisions (Continued)

On 20 April 2023, the United States District Court for the Southern District Court of New York issued an order granting the plaintiffs’ motion for preliminary approval for the Settlement, subject to further consideration at a settlement fairness hearing scheduled for 1 August 2023. The settlement remains subject to final approval and/or entry of judgment by the respective courts. There can be no assurance that the settlement will be approved by either court.

(**) In April 2021, the Turkish Competition Authority (the “TCA”) initiated an investigation against 32 companies regarding anti-competitive agreements in the labor markets (including companies operating in the e-commerce, retail, broadcasting and fast-food industries, but excluding the Group). On 18 August 2021, the Group received a notification from the TCA stating that the Competition Board, the executive body of the TCA, had decided to initiate an investigation on 5 August 2021 against 11 companies including Hepsiburada the subject of which is same with the existing April 2021 investigation and merged these two investigations. The Group received TCA’s report on the investigation on April 18th, 2022. In the investigation report the rapporteurs are of the opinion that the Group is in violation of the Competition Law which prohibits anti-competitive agreements in the labor markets and administrative fine will be imposed. It is important to state that this report shows the opinion of the rapporteurs, and the Competition Board will make the final decision. The Group expects that the final decision will be rendered within the next 6 months. If the Competition Board considers that there is a violation in line with the report of the rapporteurs, according to the “Regulation on Fines to Apply in Cases of Agreements, Concerted Practices and Decisions Limiting Competition, and Abuse of Dominant Position” (Penal Regulation), a ratio between 2% and 4% of the D-Market’s standalone annual net revenue as per statutory financial statements prepared in accordance with tax legislation, of the previous year (2021) shall be taken as a basis for penalty. Since the management and legal advisors concluded that the cash outflow is probable, the Group recognized a provision amounting to TRY209,484 thousand in its consolidated financial statements, as its best estimate in 2021. The amount was calculated by applying 2% to the D-Market’s standalone annual net revenue as per statutory financial statements prepared in accordance with the tax legislations for the year ended 31 December 2021 and reduced by 25% for early payment discount on the amount calculated, if the administration fine will be paid within 30 days, an option which the management will exercise. In 2022, on the basis of legal opinion which considered similar cases, the provision expense was recalculated as TRY95,643 thousand, representing 1.5% of annual net revenues as reported in statutory financial statements in accordance with the tax legislations for 2021 and reduced by 25% for early payment discount on the amount calculated. The TCA board, at its own discretion, may also apply a discount between 25% and 60% of the total penalty if they decide to apply extenuating circumstances. In calculating the provision, the Group estimated that a 25% discount would be applied on total penalty, which resulted in the reduction in the calculation from 2% of revenues to 1.5% and then also reduced by 25% for early payment discount on the amount calculated.

In addition, with respect to the on-site inspection conducted by the Competition Board in June 2021 in connection with the abovementioned investigation, an administrative fine in the amount of TRY35,278 thousand was imposed based on the conclusion that the on-site inspection was hindered. Subsequently, TRY26,459 thousand was paid by the Group on 11 November 2022 (reflecting a 25% discount due to an early payment), without prejudice to the Group’s right to file a lawsuit against the fine. The Company requested reconsideration of the decision from the Competition Board on 9 December 2022, but the Competition Board’s decision was not reversed. Thereafter, an administrative case was filed with the Ankara Administrative Courts for the reversal of the Competition Board’s decision on 30 December 2022, which is pending.

(***)The Group have initiated litigation for annulment of the Turkish Capital Markets Board (the “TCM Board”) decision regarding a fee imposed by the TCM Board on the Company. Following the IPO of the Company on the Nasdaq Stock Exchange, the TCM Board imposed a “Board registration fee” amounting to over TRY23,745 million, including interest accruing on this fee, attorney’s fees and the costs of the proceedings. The TCM Board fee was calculated based upon the shares sold in our IPO, including the shares sold by TurkCommerce B.V.. The Company applied to the TCM Board with an objection letter on 30 July 2021. A year later, on 31 May 2022, the Company received a reply letter from the TCM Board maintaining their initial decision. The Company has initiated proceedings for annulment of the decision. The Company filed the case on 15 June 2022. The court dismissed the Company’s request for suspension of execution of the decision of the TCM Board, and the Court of First Instance dismissed the case, which was notified to the Group on 23 March 2023. The Company appealed the decision on 17 April 2023. Based on events occurring during 2022, management and legal advisors concluded that the cash outflow is probable, and therefore the Group recognized a provision amounting to TRY23,745 thousand in its consolidated financial statements, as its best estimate.

NOTE 13 - PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES (Continued)

Short term provisions (Continued)

(****) Legal disputes mainly comprise labour lawsuits claimed against the Group and investigations conducted by the Personal Data Protection Authority.

The movements in provisions for the years ended 31 December 2022 and 2021 are as follows:

		Current	Paid
	1 January	year	during	Monetary	31 December
	2022	charge/(reverse)	the year	gain/(loss)	2022

Settlement of legal proceedings	—	280,660	—	(20,285)	260,375
Provision for Turkish Capital Markets Board fee	—	23,745	—	—	23,745
Competition Authority penalty	209,484	(5,799)	(26,459)	(81,583)	95,643
Legal disputes	8,045	13,541	(1,269)	(5,055)	15,262

	217,529	312,147	(27,728)	(106,923)	395,025

	1 January	Current	Paid during	Monetary	31 December
	2021	year charge	the year	gain/(loss)	2021

Competition Authority penalty	—	209,484	—	—	209,484
Legal disputes	8,346	3,481	(1,128)	(2,654)	8,045

	8,346	212,965	(1,128)	(2,654)	217,529

Contingent assets

TurkCommerce B.V. currently a holder of the Group’s Class B Ordinary Shares, is expected to contribute TRY74,460 thousand (USD3,975 thousand) towards the settlement amount for class action complaints. The Company and TurkCommerce B.V. entered into a binding term sheet on 5 December 2022. However, since the contribution agreement has not been signed between the parties yet, the management considered the inflow of economic benefit is not virtually certain as at balance sheet date and a contingent asset is not recognized in consolidated financial statements.

The Group initiated a set of lawsuits against the tax authority in the year 2020, 2021 and 2022 for the collection of previously paid withholding tax amounts in connection with the advertising services received from digital advertising platforms. The lawsuits are driven by the uncertainties and complexities of the application of double tax treaty rules. The primary court has ruled in favour of the Group in 2022 for ten litigations amounting to TRY8.5 million out of a total claim amount of approximately TRY19.4 million. TRY8.5 million has been collected and recognised as other operating income (Note 18). This decision can be appealed by the tax authority, as one of the ten favourable decisions was appealed by the tax authority in 2022. The remaining cases are still in judicial process. Due to the uncertainty for the final outcome, the Group management has not recognized any income accrual in respect to these claims.

Letters of guarantee given

The letters of guarantee provided to public institutions and suppliers are amounting to TRY1,339,773 thousand at 31 December 2022 (2021: TRY1,533,365 thousand).

NOTE 13 - PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES (Continued)

Commitments

As at 31 December 2022, outstanding purchase commitments with respect to the acquisition of capital expenditures and purchase of technology and other services amounted to TRY323,051 thousand (2021: TRY174,050 thousand).